Third Party Borrowing (Tables)	6 Months Ended
Jun. 30, 2026
Third Party Borrowing [Abstract]
Schedule of Third Party Borrowing	As of June 30, 2026 and December 31, 2025, third party borrowing consisted of the following:
	As of
	June 30, 2026	December 31, 2025
	(Unaudited)	(Audited)
Third party borrowing	$1,340,702	$—